Financial assets and liabilities - Foreign currency derivative financial instruments (Details) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Financial assets and liabilities
Settlement of Foreign Currency Derivative Financial Instruments	$ 6,000,000	$ 1,000,000	$ 1,000,000	$ (11,000,000)